Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	af_SupplementTextBlock

Aston Funds

ASTON/LMCG Emerging Markets Fund

Class N Shares and Class I Shares

Supplement dated June 20, 2014 to the Prospectus dated February 28, 2014 and Summary

Prospectus dated March 3, 2014 (collectively, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN OPERATING EXPENSE LIMIT

Effective July 1, 2014 (the "Effective Date"), the contractual operating expense limitations for ASTON/LMCG Emerging Markets Fund (the "Fund") will be reduced to 1.43% of the Fund's average daily net assets with respect to Class N shares and 1.18% of the Fund's average daily net assets with respect to Class I shares through February 28, 2015.

As of the Effective Date, the following information replaces the Annual Fund Operating Expenses section and related Example in the Prospectuses, in their entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses	5.94%		5.94%
Acquired Fund Fees and Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses	7.31%		7.06%
Fee Waiver and/or Expense Reimbursement	(5.81	)%(a)	(5.81	)%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	%(a)	1.25	%(a)
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2015, to the extent that operating expenses exceed 1.43% of the Fund's average daily net assets with respect to Class N shares and 1.18% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2015, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$168	$1,644	$3,053	$6,300
Class I Shares	143	1,575	2,950	6,146

		For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.
ASTON/LMCG Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

Aston Funds

ASTON/LMCG Emerging Markets Fund

Class N Shares and Class I Shares

Supplement dated June 20, 2014 to the Prospectus dated February 28, 2014 and Summary

Prospectus dated March 3, 2014 (collectively, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN OPERATING EXPENSE LIMIT

Effective July 1, 2014 (the "Effective Date"), the contractual operating expense limitations for ASTON/LMCG Emerging Markets Fund (the "Fund") will be reduced to 1.43% of the Fund's average daily net assets with respect to Class N shares and 1.18% of the Fund's average daily net assets with respect to Class I shares through February 28, 2015.

As of the Effective Date, the following information replaces the Annual Fund Operating Expenses section and related Example in the Prospectuses, in their entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		None
Other Expenses	5.94%		5.94%
Acquired Fund Fees and Expenses	0.07%		0.07%
Total Annual Fund Operating Expenses	7.31%		7.06%
Fee Waiver and/or Expense Reimbursement	(5.81	)%(a)	(5.81	)%(a)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	%(a)	1.25	%(a)
(a)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2015, to the extent that operating expenses exceed 1.43% of the Fund's average daily net assets with respect to Class N shares and 1.18% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2015, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$168	$1,644	$3,053	$6,300
Class I Shares	143	1,575	2,950	6,146

		For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same and expenses were capped for one year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
ASTON/LMCG Emerging Markets Fund | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.81%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 168
3 Years	rr_ExpenseExampleYear03	1,644
5 Years	rr_ExpenseExampleYear05	3,053
10 Years	rr_ExpenseExampleYear10	6,300
ASTON/LMCG Emerging Markets Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.81%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	1,575
5 Years	rr_ExpenseExampleYear05	2,950
10 Years	rr_ExpenseExampleYear10	$ 6,146

[1]	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2015, to the extent that operating expenses exceed 1.43% of the Fund's average daily net assets with respect to Class N shares and 1.18% of the Fund's average daily net assets with respect to Class I shares (the "Operating Expense Limit"). Prior to February 28, 2015, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.